Label	Element	Value
Dreyfus Government Securities Cash Management
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	February 1, 2022 DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS Dreyfus Government Securities Cash Management Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Government Securities Cash Management
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information supplements the information below the table in "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's prospectus:

The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until at least May 31, 2023, to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund's average daily net assets. On or after May 31, 2023, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2023